EQUITY	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Equity [Abstract]
EQUITY

5. EQUITY

The Company is authorized to issue 275,000,000 shares of Common Stock and 25,000,000 shares of preferred stock, with a par value of $0.0001 per share. No shares of preferred stock were outstanding during the periods presented. Holders of Common Stock are entitled to one vote per share.

Issuance of Common Stock for Cash

Incorporation

Upon incorporation of the Company, 10,000,000 shares of Common Stock were issued to an affiliate of the Company’s founder, chairman and president, Jay Jiang Yu, for proceeds of $50,000.

Seed Round

The Company’s initial round of private financing (the “Seed Round”) began in March 2022 and ended in April 2022. During the period from Inception through September 30, 2022, the Company sold 7,500,000 shares of Common Stock at a price of $0.05 per share for proceeds of $375,000 as part of the Seed Round.

Angel Round

The Company’s second round of private financing (the “Angel Round”) began in April 2022 and ended in February 2023. During the period from Inception to September 30, 2022, the Company sold 2,326,500 shares of Common Stock at a price of $1.00 per share for proceeds of $2,326,500 as part of the Angel Round. During the year ended September 30, 2023, the Company sold 1,820,369 shares of Common Stock at a price of $1.00 per share for proceeds of $1,820,369 as part of the Angel Round.

Series A Round

The Company’s third round of private financing (the “Series A Round”) began in April 2023 and ended in June 2023. During the year ended September 30, 2023, the Company sold 778,000 shares of Common Stock at a price of $2.50 per share for proceeds of $1,945,000 as part of the Series A Round.

Series B Round

The Company’s fourth round of private financing (the “Series B Round”) began in December 2023 and ended in January 2024. As of December 31, 2023, the Company received $2,106,437 in subscriptions as part of the Series B Round, and in January 2024, the Company received $360,000 in subscriptions. In January 2024, the Company sold and issued 822,144 shares of Common Stock at a price of $3.00 per share for gross proceeds of $2,466,437 to close the Series B Round.

Initial Public Offering (IPO)

On May 7, 2024, the Company consummated a firm commitment underwritten initial public offering (the “IPO Offering”) of an aggregate of 2,562,500 shares of Common Stock at a price of $4.00 per share (the “IPO Offering Price”), generating gross proceeds of approximately $10,250,000, and net proceeds (after deducting discounts and offering expenses) of approximately $9,000,000. In connection with the IPO Offering, the Company granted the lead managing underwriter an option (the “IPO Over-Allotment Option”), exercisable for 30 days from May 7, 2024, to purchase up to an additional 384,375 shares of Common Stock (the “IPO Over-allotment Shares”) from the Company at the Offering Price, less the underwriting discount, to cover over-allotments in the Offering. On May 21, 2024, the IPO Over-Allotment Option was exercised in full, and on May 22, 2024, the closing of the purchase of the IPO Over-Allotment Shares occurred, generating gross proceeds to the Company of approximately $1,537,500 and net proceeds of approximately $1,414,500. In connection with the IPO Offering, the Company also issued such lead managing underwriter 179,375 warrants exercisable for 179,375 shares of Common Stock at an exercise price per share of $5.00 for a term of five years from the first day of the seventh month after May 7, 2024. In connection with the IPO Offering and IPO Over-Allotment Option, the Company charged issuance costs of $1,538,405 to additional paid-in capital during the three and nine months ended June 30, 2024.

Subsequent to June 30, 2024, the Company consummated a firm commitment underwritten follow-on offering. See Note 8 for further information.

Mezzanine Equity

Pursuant to the terms of a subscription agreement (the “Put Right Subscription Agreement”) signed by the Company during the year ended September 30, 2023 as part of the Series A Round, a subscriber (the “Subscriber”) purchased 2,000,000 shares of Common Stock (the “Put Shares”) for $2.50 per share or $5,000,000 (the “Purchase Price”). The Put Right Subscription Agreement included a right (the “Put Right”) which entitled the Subscriber to elect to sell to the Company any part or all of the Put Shares acquired if: (a) the Company’s initial public offering registration statement (“IPO Registration Statement”) was not declared effective by the SEC by December 31, 2023; (b) the Company committed a material breach of the Agreement and either that breach was not capable of being remedied or, if capable of remedy, the Company did not remedy that breach as soon as possible and in any event within 30 business days of its receipt of a notice from the Subscriber requiring the Company to remedy that breach.

NANO NUCLEAR ENERGY INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

As of June 30, 2024

(Unaudited)

ASC 480-10-S99-3A provides guidance on the classification and measurement of redeemable securities, which requires classification in temporary equity of securities redeemable for cash or other assets if they are redeemable under certain conditions. One of these conditions is the occurrence of an event that is not solely within the control of the issuer. This condition was applicable up to March 30, 2024, as the Subscriber could have exercised the Put Option and required the Company to redeem the Put Shares since the IPO Registration Statement was not declared effective by the SEC by December 31, 2023. This process involved a significant number of third parties and the SEC’s declaration of effectiveness was ultimately within the SEC’s control. Therefore, this contingently redeemable feature was not considered to be within the control of the Company and was classified within Mezzanine Equity on the accompanying consolidated balance sheet at September 30, 2023. On March 30, 2024, the Subscriber terminated the Put Option at the request of the Company and the amount within Mezzanine Equity was converted to Stockholders’ Equity.

Equity-Based Compensation

Issuance of Common Stock for Consulting fees

During the nine months ended June 30, 2023, the Company issued to two consultants an aggregate of 85,000 shares of Common Stock with an aggregate fair value of $85,000, which represents equity-based compensation and is recorded within operating expenses. The fair value of shares is determined by the value of services rendered as indicated in the corresponding consulting agreements and by reference to recent cash sales of Common Stock to third parties.

Stock Based Compensation

On February 10, 2023, and on June 7, 2023, the Company adopted two distinct stock option plans which are referred to individually, as the 2023 Stock Option Plan #1 and the 2023 Stock Option Plan #2; (collectively, the “2023 Stock Option Plans”). There are 3,370,352 shares available for issuance under the 2023 Stock Option Plan #1, and the maximum number of shares available under the plan may increase on an annual basis on the anniversary date of this option plan if the total number of stock options issued under the 2023 Stock Option Plans is less than 15% of the number of issued shares of Common Stock. There are 1,758,460 shares of Common Stock available for issuance under the 2023 Stock Option Plan #2, and the maximum number of shares available under the plan may increase on a quarterly basis if the total number of stock options issued under the 2023 Stock Option Plans is less than 15% of the number of issued shares of Common Stock. The plans are otherwise substantially similar in their substance.

During the nine months ended June 30, 2024, the Company issued 125,000 fully vested stock options exercisable at $3.00 per common share with expiry on March 13, 2027. The 125,000 options were valued at $152,457 based on a Black-Scholes valuation with the following assumptions (Risk-free interest rate: 4.37%; expected life of options: 1.5 years; estimated volatility: 82.5%; dividend rate: 0%).

During the year ended September 30, 2023, the Company issued 2,050,000 fully vested stock options under Stock Option Plan #1 exercisable at $1.50 per common share with expiry on February 10, 2026, issued 1,450,000 fully vested stock options under Stock Option Plan #2 and 200,000 fully vested stock options which are not governed by the Company’s 2023 Stock Option Plans that are exercisable at $3.00 per common share with expiry on June 7, 2026, and issued 247,000 fully vested stock options under Stock Option Plan #2 and 60,000 fully vested stock options which are not governed by the Company’s 2023 Stock Option Plans that are exercisable at $3.00 per common share with expiry on August 30, 2026. The 2,050,000 options were valued at $584,484 based on a Black-Scholes valuation with the following assumptions (Risk-free interest rate: 4.19%; expected life of options: 1.5 years; estimated volatility: 82.5%; dividend rate: 0%). The 1,450,000 and 200,000 options were valued at $1,444,530 based on a Black-Scholes valuation with the following assumptions (Risk-free interest rate: 4.21%; expected life of options: 1.5 years; estimated volatility: 82.5%; dividend rate: 0%). The 247,000 and 60,000 options were valued at $269,989 based on a Black-Scholes valuation with the following assumptions (Risk-free interest rate: 4.57%; expected life of options: 1.5 years; estimated volatility: 82.5%; dividend rate: 0%).

During the nine months ended June 30, 2024 and during the year ended September 30, 2023, the Company’s assumptions utilized in the Black-Scholes valuation were the following: (1) stock price based on recent sales of Common Stock to unrelated parties; (2) estimated the volatility of its underlying stock by using an average of the historical volatility of a group of comparable publicly traded companies; (3) expected dividend yield was calculated using historical dividend amounts; (4) risk-free rate is based on the United States Treasury yield curve in effect at the time of the grant; (5) expected term was estimated based on the vesting and contractual term of the stock option grant.

NANO NUCLEAR ENERGY INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

As of June 30, 2024

(Unaudited)

The weighted average grant date fair value of stock options issued during the nine months ended June 30, 2024 was $1.22 per share. There was no remaining stock compensation expense to be recognized at June 30, 2024 as all options vested immediately upon grant.

The weighted average grant date fair value of stock options issued during the year ended September 30, 2023 was $0.57 per share. There was no remaining stock compensation expense to be recognized at September 30, 2023 as all options vested immediately upon grant.

Option Activity

A summary of cumulative option activity under the 2023 Plan is as follows:

	Options outstanding
	Number of shares	Weighted average exercise price per share	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding – September 30, 2023	4,007,000	$2.23	2.54	$2,004
Options granted	125,000	3.00	2.96	152
Outstanding – June 30, 2024	4,132,000	$2.23	2.54	$2,156
Vested during the period	125,000	$3.00	2.96	$152
Vested at end of period	-	$-	-	$-
Exercisable at the end of period	4,132,000	$2.26	2.07	$2,156

NANO NUCLEAR ENERGY INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

As of June 30, 2024

(Unaudited)

5. EQUITY

The Company is authorized to issue 100,000,000 shares of common stock, with a par value of $0.0001 per share, and 100,000,000 shares of preferred stock, with a par value of $0.0001 per share. Holders of common stock are entitled to one vote per share.

Issuance of Common Stock for Cash

Incorporation

Upon incorporation of the Company, 10,000,000 shares of common stock were issued to the Company’s founder and president for proceeds of $50,000.

Seed Round

The Seed Round began in March 2022 and ended in April 2022. During the period from Inception through September 30, 2022, the Company sold 7,500,000 shares of common stock at a price of $0.05 per share for proceeds of $375,000 as part of the Company’s Seed Round.

Angel Round

The Angel Round began in April 2022 and ended in February 2023. During period from Inception to September 30, 2022, the Company sold 2,326,500 shares of common stock at a price of $1.00 per share for proceeds of $2,326,500 as part of the Company’s Angel Round. During the year ended September 30, 2023, the Company sold 1,820,369 shares of common stock at a price of $1.00 per share for proceeds of $1,820,369 as part of the Company’s Angel Round.

5. EQUITY (Continued)

Issuance of Common Stock for Cash (Continued)

Series A Round

The Series A Round began in April 2023 and ended in June 2023. During the year ended September 30, 2023, the Company sold 778,000 shares of common stock at a price of $2.50 per share for proceeds of $1,945,000 as part of the Company’s Series A Round.

Series B Round

Subsequent to September 30, 2023, the Company sold 822,144 common shares at a price of $3.00 per common share for gross proceeds of $2,466,437 in the Series B Round. The Series B Round was completed in January 2024.

Mezzanine Equity

Pursuant to the terms of a subscription agreement (the “Agreement”) signed by the Company during the year ended September 30, 2023, a subscriber (the “Subscriber”) purchased 2,000,000 shares of common stock (the “Shares”) for $2.50 per share or $5,000,000 (the “Purchase Price”). The Agreement includes a put right which entitles the Subscriber to elect to sell to the Company any part or all of the Shares acquired by the Subscriber under this Agreement (the “Put Shares”) if: (a) the Company’s initial public offering registration statement (“IPO Registration Statement”) is not declared effective by the Securities and Exchange Commission (“SEC”) by December 31, 2023; (b) the Company commits a material breach of the Agreement and either that breach is not capable of being remedied or, if capable of remedy, the Company does not remedy that breach as soon as possible and in any event within 30 business days of its receipt of a notice from the Subscriber requiring the Company to remedy that breach. In the event the Subscriber elects to exercise its right to sell or put the shares to the Company (the “Put Option”), the Subscriber shall deliver a written notice to the Company specifying the number of shares that the Subscriber wishes to sell, and the Company shall be required to purchase from the Subscriber the Put Shares at a price per share equal to the original Purchase Price or $2.50 per share. The closing of the Put Shares pursuant to the above shall take place no later than 15 days following the receipt of such notice from the Subscriber payable in cash.

ASC 480-10-S99-3A provides guidance on the classification and measurement of redeemable securities, which requires classification in temporary equity of securities redeemable for cash or other assets if they are redeemable under certain conditions. One of these conditions is the occurrence of an event that is not solely within the control of the issuer. This condition is applicable as the Subscriber can exercise the Put Option and require the Company to redeem the shares of common stock if the Company’s IPO Registration Statement is not declared effective by the SEC by December 31, 2023. This process involves a significant number of third parties and the SEC’s declaration of effectiveness. Therefore, this contingently redeemable feature is not considered to be within the control of the Company and is classified within Mezzanine Equity on the accompanying consolidated balance sheet at September 30, 2023. As of January 30, 2024, the Subscriber has not exercised the Put Option.

Equity-Based Compensation

Issuance of Common Stock for Consulting fees

During the year ended September 30, 2023, the Company issued to two consultants an aggregate of 85,000 shares of common stock with an aggregate fair value of $85,000, which represents equity-based compensation and is recorded within operating expenses. During the period ended September 30, 2022, the Company issued to various consultants an aggregate of 675,000 shares of common stock with an aggregate fair value of $390,000, which represents equity-based compensation and is recorded within operating expenses. The fair value of shares is determined by the value of services rendered as indicated in the corresponding consulting agreements and by reference to recent cash sales of common stock to third parties.

Stock Based Compensation

On February 10, 2023, the Company adopted the 2023 Stock Incentive Plan which provides for the grant of incentive stock options and non-qualified stock options to purchase a maximum of 4,974,760 shares of the Company’s common stock and other types of awards. The exercise price, vesting and expiry date is determined for each grant by the board of directors or a committee appointed by the board of directors.

During the year ended September 30, 2023, the Company issued 2,050,000 fully vested stock options exercisable at $1.50 per common share with expiry on February 10, 2026, issued 1,650,000 fully vested stock options exercisable at $3.00 per common share with expiry on June 7, 2026, and issued 307,000 fully vested stock options exercisable at $3.00 per common share with expiry on August 30, 2026. The 2,050,000 options were valued at $584,484 based on a Black-Scholes valuation with the following assumptions (Risk-free interest rate: 4.19%; expected life of options: 1.5 years; estimated volatility: 82.5%; dividend rate: 0%). The 1,650,000 options were valued at $1,444,530 based on a Black-Scholes valuation with the following assumptions (Risk-free interest rate: 4.21%; expected life of options: 1.5 years; estimated volatility: 82.5%; dividend rate: 0%). The 307,000 options were valued at $269,989 based on a Black-Scholes valuation with the following assumptions (Risk-free interest rate: 4.57%; expected life of options: 1.5 years; estimated volatility: 82.5%; dividend rate: 0%).

5. EQUITY (Continued)

Equity-Based Compensation (Continued)

Stock Based Compensation (Continued)

During the year ended September 30, 2023, the Company’s assumptions utilized in the Black-Scholes valuation were the following: 1) stock price based on recent sales of common stock to unrelated parties; 2) estimated the volatility of its underlying stock by using an average of the historical volatility of a group of comparable publicly traded companies; 3) expected dividend yield was calculated using historical dividend amounts; 4) risk-free rate is based on the United States Treasury yield curve in effect at the time of the grant; 5) expected term was estimated based on the vesting and contractual term of the stock option grant.

The weighted average grant date fair value of stock options issued during the year ended September 30, 2023 was $0.57 per share. There was no remaining stock compensation expense to be recognized at September 30, 2023 as all options vested immediately upon grant.

For the year ended September 30, 2023, $1,963,440 was recorded within general and administrative expenses and $420,563 was recorded within research and development expenses. During the period from Inception through September 30, 2022, the Company did not issue stock options.

Option Activity

A summary of cumulative option activity under the 2023 Plan is as follows:

	Options outstanding
		Weighted average	Weighted average	Aggregate
	Number of	exercise price	contractual term	intrinsic value
	shares	per share	(in years)	(in thousands)

Outstanding – September 30, 2022	—	$—	—	$—
Options granted	2,050,000	1.50	3.00	1,025
Options granted	1,650,000	3.00	3.00	825
Options granted	307,000	3.00	3.00	154
Outstanding – September 30, 2023	4,007,000	$2.23	2.54	$2,004
Vested during the year	4,007,000	$2.23	3.00	$2,004
Vested at end of year	4,007,000	$2.23	2.54	$2,004
Exercisable at the end of the year	4,007,000	$2.23	2.54	$2,004